Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets :
Restricted cash and investments	$ 1,737	$ 1,753
Current portion of net investment in finance lease	3,104	3,102
Interest receivable	225	289
Total current assets	5,066	5,144
Net investment in finance lease, less current portion	7,801	10,905
Deferred charges	78	102
Total assets	12,945	16,151
Current liabilities:
Accrued interest	254	318
Current portion of long-term debt	2,984	2,984
Other current liabilities	86	42
Total current liabilities	3,324	3,344
Long-term debt	8,954	11,938
Total liabilities	12,278	15,282
Equity:
Unclassified stock: 2 shares of $500 par value	1	1
Retained earnings	666	868
Total equity	667	869
Total liabilities and equity	$ 12,945	$ 16,151